CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (219,068)	$ (31,467)	¥ (508,391)	¥ (1,228,060)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share of net loss of equity investees	355	51	456	816
Fair value change of equity investments without readily determinable fair values under the measurement alternative	(14,155)	(2,033)	(64,628)
Deferred income tax	450	65	(6,332)	(1,680)
Depreciation and amortization	492,778	70,783	461,612	363,909
Lease expense to reduce operating lease right-of -use assets	773,512	111,108
Share-based compensation	98,504	14,149	109,107	298,963
Accretion on secured bank borrowings and convertible senior notes	17,760	2,551
Allowance for doubtful accounts and inventory provision/(reversal)	113,059	16,240	60,001	18,394
(Gain)/Loss on disposal of property and equipment	8,130	1,168	12,345	(3,065)
Gain on disposal of an equity method investment	(22)	(3)
Gain on disposal of a subsidiary	(4,040)	(580)
Foreign exchange loss	6,420	922	6,533	6,320
Changes in operating assets and liabilities:
Accounts and notes receivables	(283,114)	(40,667)	(415,318)	(268,272)
Inventories	13,198	1,896	10,485	(21,324)
Prepayment and other current assets	(481,604)	(69,178)	(231,408)	(466,118)
Amounts due from related parties	(49,270)	(7,077)	(32,594)	(81,592)
Non-current deposits	(50,148)	(7,203)	(7,918)	(18,178)
Other non-current assets	1,901	273	(9,055)	(27,037)
Lease rental receivables-interest portion	(6,738)	(968)
Accounts and notes payables	643,709	92,463	636,015	619,421
Income tax payable	717	103	5,138	162
Customer advances and deposits and deferred revenue	270,280	38,823	283,794	233,394
Accrued expenses and other liabilities	177,905	25,552	316,658	573,637
Amounts due to related parties	(6,289)	(903)	(473)	12,011
Other non-current liabilities	11,186	1,607	11,177	13,901
Operating lease liabilities	(662,583)	(95,173)
Net cash (used in)/generated from operating activities	852,833	122,502	637,204	25,602
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,497,723)	(215,134)	(1,077,784)	(749,734)
Origination of lease rental and other financing receivables	(850,150)	(122,116)	(1,556,178)	(722,257)
Receipt of repayment on lease and other financing receivables-principal portion	697,380	100,172	309,403	97,727
Disposal of property and equipment and intangible assets	25,444	3,655	44,092	45,156
Cash paid for business acquisitions (net of cash acquired of RMB2,737, RMB nil and RMB5,176 (US$ 742) for the years ended December 31, 2017, 2018 and 2019, respectively)	(29,661)	(4,261)	(45,012)	(313,958)
Acquisition of intangible assets	(4,711)	(677)	(1,487)	(26,830)
Disposal of an equity method investment	450	65
Proceeds from disposal of a subsidiary	100	14
Acquisition of long-term investments	(3,144)	(452)	(113,000)	(13,902)
Proceeds from maturities of short-term investments	2,509,477	360,464	5,729,611	2,678,724
Purchase of short-term investments	(2,554,217)	(366,890)	(4,330,900)	(5,058,426)
Other investing activities, net	(205,727)	(29,551)	(189,698)	(42,423)
Net cash used in investing activities	(1,912,482)	(274,711)	(1,230,953)	(4,105,923)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	3,810,095	547,286	3,417,700	1,901,884
Repayment of short-term bank loans	(3,212,486)	(461,444)	(2,851,184)	(1,189,417)
Proceeds from convertible senior notes, net of issuance costs	1,375,355	197,557
Purchase of capped calls	(159,138)	(22,859)
Proceeds from issuance of asset-backed securities to external investors, net of issuance costs	262,316	37,679
Principal repayment of borrowings from external investors	(157,417)	(22,612)
Borrowings for machinery and electronic equipment	94,000	13,502
Principal repayment of borrowings for machinery and electronic equipment loans	(14,470)	(2,078)
Proceeds from other financing activities	1,054	151
Principal repayment of financing lease liabilities	(1,215)	(175)	(5,459)	(13,523)
Contributions from non-controlling interest shareholders	8,318	1,195	2,446
Payment of deferred initial public offering costs			(9,836)
Proceeds from initial public offering, net of issuance costs				3,130,197
Proceeds from the exercise of share options	5,400	776	3,482	48
Repurchase of redeemable convertible preferred shares				(98,330)
Net cash generated from financing activities	2,011,812	288,978	557,149	3,730,859
Exchange rate effect on cash, cash equivalents and restricted cash	5,644	811	53,179	(48,241)
Net (decrease)/increase in cash, cash equivalents and restricted cash	957,807	137,580	16,579	(397,703)
Cash, cash equivalents and restricted cash at the beginning of the year	2,999,408	430,838	2,982,829	3,380,532
Cash, cash equivalents and restricted cash at the end of the year	3,957,215	568,418	2,999,408	2,982,829
Supplemental disclosures of cash flow information:
Income taxes paid	16,249	2,334	4,595	368
Interest expense paid	68,846	9,889	74,611	46,531
Supplemental disclosures of non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	128,457	18,452	252,265	121,735
Proceeds from disposal of property and equipment included in prepayment and other current assets				18,351
Acquisition of property and equipment through financing leases	3,435	494	3,596	9,055
Purchase consideration for business acquisitions included in accrued expenses and other liabilities	¥ 11,095	$ 1,594	¥ 12,335	26,497
Deferred IPO costs included in accrued expenses and other liabilities				¥ 9,836